Lease liabilities - Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	$ 834,199	$ 1,417,945	$ 1,344,417
Additions	(300,407)	(583,746)	73,528
Disposals	0	0	0
Ending balance, right-of-use assets, net	533,792	834,199	1,417,945
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	3,343,894	3,343,894	2,707,938
Additions	362,585	0	635,956
Disposals	0	0	0
Ending balance, right-of-use assets, net	3,706,479	3,343,894	3,343,894
Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(2,509,695)	(1,925,949)	(1,363,521)
Additions	(662,992)	(583,746)	(562,428)
Disposals	0	0	0
Ending balance, right-of-use assets, net	(3,172,687)	(2,509,695)	(1,925,949)
Office space | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	2,552,121	2,552,121	2,296,581
Additions	0	0	255,540
Disposals	0	0	0
Ending balance, right-of-use assets, net	2,552,121	2,552,121	2,552,121
Office space | Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(1,961,025)	(1,508,871)	(1,078,035)
Additions	(434,040)	(452,154)	(430,836)
Disposals	0	0	0
Ending balance, right-of-use assets, net	(2,395,065)	(1,961,025)	(1,508,871)
Vehicles and office furniture | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	791,773	791,773	411,357
Additions	362,585	0	380,416
Disposals	0	0	0
Ending balance, right-of-use assets, net	1,154,358	791,773	791,773
Vehicles and office furniture | Depreciation of rights-of-use
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance, right-of-use assets, net	(548,670)	(417,078)	(285,486)
Additions	(228,952)	(131,592)	(131,592)
Disposals	0	0	0
Ending balance, right-of-use assets, net	$ (777,622)	$ (548,670)	$ (417,078)